Financial Risk Management (Details) - Market Risk [Member] - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Net monetary position liability	$ (28,746)	$ (34,447)
Lending Position [Member] | Related Parties [Member]
Statement [Line Items]
Net monetary position liability	6,488	14,883
Borrowing Position [Member] | Third Parties [Member]
Statement [Line Items]
Net monetary position liability	$ (35,234)	$ (49,330)